Goodwill and Intangible Assets, net (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net
Note 4 - Goodwill and Intangible Assets

Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair values of the tangible and identifiable intangible net assets acquired. Goodwill is not amortized; however, it is required to be tested for impairment annually, which requires assessment of the potential impairment at the reporting unit level. Testing for impairment is also required on an interim basis if an event or circumstance indicates it is more likely than not an impairment loss has been incurred.

The Company performed its annual impairment testing as of October 1, 2020 utilizing a qualitative assessment to determine if it was more likely than not that the fair values of each of its reporting units was less than their respective carrying values and concluded that no impairment existed. Subsequent to completing the annual test and through September 30, 2021, there were no events or circumstances that required an interim impairment test. Additionally, as of September 30, 2021, the Company had no accumulated goodwill impairment losses.

All of the Company's goodwill is attributable to its Software and Payments segment. There were no changes to the carrying amount of goodwill during the nine months ended September 30, 2021.

Finite-Lived Intangible Assets

The gross carrying values, accumulated amortization, and net carrying values (reduced for fully amortized intangibles) of finite-lived intangible assets as of September 30, 2021 and December 31, 2020 are as follows (in thousands):

	September 30, 2021
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	$9,690	$(3,118)	$6,572
Non-compete agreements	1,430	(845)	585
Trademarks and trade names	160	(67)	93
Technology	1,540	(764)	776
Total	$12,820	$(4,794)	$8,026

	December 31, 2020
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	$16,350	$(8,698)	$7,652
Non-compete agreements	1,460	(660)	800
Trademarks and trade names	160	(47)	113
Technology	1,540	(571)	969
Total	$19,510	$(9,976)	$9,534

Amortization expense for finite-lived intangible assets was $0.4 million and $0.6 million for the three months ended September 30, 2021 and 2020, respectively, and $1.5 million and $1.7 million for the nine months ended September 30, 2021 and 2020, respectively.

Estimated amortization expense for each of the next five years and thereafter is as follows (in thousands):

2021 (remainder)	$317
2022	1,269
2023	1,174
2024	930
2025	737
Thereafter	3,599
Total	$8,026

6.	Goodwill and Intangible Assets, net

The following table represents the changes in goodwill:
Ending balance, December 31, 2018	$32,079
Additions from acquisition	4,877
Ending balance, December 31, 2019	$36,956

The increase in the carrying amount of goodwill of $4,877 in 2019 was attributable to the acquisition of Second Phase. There carrying value of goodwill as of December 31, 2020 was unchanged from the prior year. All of our goodwill is attributable to our Software and Payments segment as of December 31, 2020 and 2019.

The weighted average useful life, gross carrying value, accumulated amortization, and net carrying value of intangible assets as of December 31, 2020 and 2019 are as follows:

	December 31, 2020
	Weighted Average Useful Life	Gross Carrying Value	Accumulated amortization	Net
Customer relationships	12.2 years	$16,350	$(8,698)	$7,652
Non-compete agreements	5.0 years	1,460	(660)	800
Trademarks and trade names	6.0 years	160	(47)	113
Technology	6.0 years	1,540	(571)	969
Total		$19,510	$(9,976)	$9,534

	December 31, 2019
	Weighted Average Useful Life	Gross Carrying Value	Accumulated amortization	Net
Customer relationships	11.4 years	$21,340	$(12,037)	$9,303
Non-compete agreements	5.4 years	1,860	(768)	1,092
Trademarks and trade names	6.6 years	350	(210)	140
Technology	6.0 years	4,724	(3,499)	1,225
Total		$28,274	$(16,514)	$11,760

Aggregate amortization expense for identified intangible assets with definite useful lives for the year ended December 31, 2020, 2019 and 2018 amounted to $2,226, $3,214 and $3,919, respectively, and are included in Depreciation and Amortization in the accompanying Statements of Operations and Comprehensive Loss. During 2020, amounts that were fully amortized were removed from the Company’s records resulting in no net impact to the Company’s financial statements.

Estimated amortization expense for the next five years and thereafter as of December 31, 2020 is as follows:

2021	$1,825
2022	1,269
2023	1,174
2024	930
2025	737
Thereafter	3,599
Total	$9,534